Inventory	12 Months Ended
Dec. 28, 2013
Inventory [Text Block]
4.	Inventory

	December 28, 2013	December 31, 2012
CRAiLAR fiber	$186,464	$-
Decorticated fiber	252,263	51,504
Flax seed	-	1,172,155
Raw flax fiber feedstock	369,590	1,680,993
Other	136,723	-
	$945,040	$2,904,652

The Company wrote down inventory by the following amounts to reduce the book value to net realizable value:

	December 28, 2013	December 31, 2012
CRAiLAR fiber	$274,297	$-
Decorticated fiber	196,861	-
Flax seed	1,891,217	303,663
Raw flax fiber feedstock	2,279,887	-
	$4,642,262	$303,663